Debt (Details)	1 Months Ended			1 Months Ended													12 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended							12 Months Ended
	May 31, 2012 USD ($)	Dec. 31, 2012 USD ($) Program	Dec. 31, 2011 USD ($) Program	May 31, 2012 ABB Finance (USA) Inc	Dec. 31, 2012 Floating rate USD ($)	Dec. 31, 2011 Floating rate USD ($)	Dec. 31, 2012 Fixed rate USD ($)	Dec. 31, 2011 Fixed rate USD ($)	Dec. 31, 2012 Current portion of long-term debt	Dec. 31, 2011 Current portion of long-term debt	Dec. 31, 2012 Bonds USD ($)	Dec. 31, 2011 Bonds USD ($)	Dec. 31, 2012 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2012 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2012 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2011 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2012 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2012 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2011 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2011 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2012 1.625% USD Notes, due 2017 USD ($)	May 31, 2012 1.625% USD Notes, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 AUD	Dec. 31, 2012 4.25% AUD Bonds, due 2017 USD ($)	Dec. 31, 2012 4.25% AUD Bonds, due 2017 AUD	Jan. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Jan. 31, 2012 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Mar. 31, 2012 2.625% EUR Instruments, due 2019 USD ($)	Mar. 31, 2012 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2012 2.625% EUR Instruments, due 2019 USD ($)	Dec. 31, 2012 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2012 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2011 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2012 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2012 2.25% CHF Bonds, due 2021 CHF	Dec. 31, 2011 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2011 2.25% CHF Bonds, due 2021 CHF	May 31, 2012 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2012 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2012 2.875% USD Notes, due 2022 USD ($)	May 31, 2012 2.875% USD Notes, due 2022 USD ($)	Dec. 31, 2012 4.375% USD Notes, due 2042 USD ($)	May 31, 2012 4.375% USD Notes, due 2042 USD ($)	Sep. 30, 2012 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2012 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2011 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2012 Euro-commercial paper USD ($)	Dec. 31, 2011 Euro-commercial paper USD ($)	Dec. 31, 2012 Swedish krona commercial paper SEK	Dec. 31, 2011 Swedish krona commercial paper SEK	Dec. 31, 2012 Multicurrency credit facility maturing 2015 USD ($)	Dec. 31, 2012 Multicurrency credit facility maturing 2015 Minimum	Dec. 31, 2012 Multicurrency credit facility maturing 2015 Maximum
Debt
Total debt		$ 10,071,000,000	$ 3,996,000,000
Short-term debt (weighted-average interest rate of 1.7% and 3.4%, respectively)		1,531,000,000	689,000,000
Current maturities of long-term debt (weighted-average nominal interest rate of 4.8% and 4.6%, respectively)		1,006,000,000	76,000,000
Short-term debt and current maturities of long-term debt		2,537,000,000	765,000,000
Short-term debt, weighted average interest rate (as a percent)		1.70%	3.40%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)		4.80%	4.60%
Number of commercial paper programs		3	3
Debt
Debt instrument, face amount														700,000,000		700,000,000	600,000,000	600,000,000		500,000,000		500,000,000	500,000,000	500,000,000		400,000,000		400,000,000		350,000,000	350,000,000		1,250,000,000		1,250,000,000	650,000,000	650,000,000		350,000,000		350,000,000		250,000,000	1,250,000,000	1,250,000,000	750,000,000	750,000,000
Commercial paper program, capacity																																																2,000,000,000	2,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	5,000,000,000	5,000,000,000
Commercial paper program terminated, capacity																																																1,000,000,000
Commercial paper, amount outstanding																																																	1,019,000,000	435,000,000
Credit agreement, capacity																																																							2,000,000,000
Interest rate reference rate																																																							LIBOR, STIBOR or EURIBOR
Interest cost above variable interest rate on facility (as a percent)																																																								0.425%	0.625%
Commitment fee as a proportion of the margin (as a percent)																																																							35.00%
Commitment fee on credit facility (as a percent)																																																							0.166%
Utilization fee on credit facility (as a percent)																																																							0.15%
Utilization percentage																																																								33.30%	6.60%
Utilization fee on credit facility beyond specified limit, percentage																																																							0.30%
Utilization percentage																																																								66.70%
Long-term debt:
Long-term debt		8,540,000,000	3,307,000,000		2,353,000,000	1,875,000,000	6,187,000,000	1,432,000,000			8,311,000,000	3,059,000,000	931,000,000		910,000,000		597,000,000	596,000,000	557,000,000		535,000,000		497,000,000				413,000,000				383,000,000			1,648,000,000		641,000,000	640,000,000	402,000,000		378,000,000			291,000,000	1,224,000,000		727,000,000
Current maturities of long-term debt		(1,006,000,000)	(76,000,000)
Long-term debt, total		7,534,000,000	3,231,000,000
Debt nominal interest rate (as a percent)					3.40%	3.30%	3.10%	3.70%	4.80%	4.60%			4.625%	4.625%	4.625%	4.625%	2.50%	2.50%	1.25%	1.25%	1.25%	1.25%	1.625%	1.625%	4.25%	4.25%	4.25%	4.25%	1.50%	1.50%	1.50%	2.625%	2.625%	2.625%	2.625%	4.00%	4.00%	2.25%	2.25%	2.25%	2.25%	5.625%	5.625%	2.875%	2.875%	4.375%	4.375%
Ownership interest (as a percent)				100.00%
Proceeds from issuance of bonds	2,431,000,000																								412,000,000	398,000,000			370,000,000	346,000,000		1,648,000,000	1,245,000,000
Debt effective interest rate (as a percent)							3.10%	3.70%
Debt effective interest rate (as a percent)					1.60%	1.60%			1.30%	4.60%
Maturities of long-term debt
Due in 2013		1,006,000,000
Due in 2014		17,000,000
Due in 2015		35,000,000
Due in 2016		1,184,000,000
Due in 2017		917,000,000
Thereafter		5,381,000,000
Total		8,540,000,000	3,307,000,000		2,353,000,000	1,875,000,000	6,187,000,000	1,432,000,000			8,311,000,000	3,059,000,000	931,000,000		910,000,000		597,000,000	596,000,000	557,000,000		535,000,000		497,000,000				413,000,000				383,000,000			1,648,000,000		641,000,000	640,000,000	402,000,000		378,000,000			291,000,000	1,224,000,000		727,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation																	100.00%						100.00%													100.00%							100.00%	100.00%		100.00%
Minimum threshold for early redemption by the entity																			85.00%	85.00%											85.00%							85.00%	85.00%
Principal amount of debt assumed																																										$ 250,000,000